Property, Plant and Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Computers and equipment		$ 30,866	$ 20,061
Less: accumulated depreciation		(19,063)	(9,475)
Property and equipment, net	$ 6,207	$ 11,803	$ 10,586